Note 2 - Summary of Significant Accounting Policies - Intangible Assets, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2017 CNY (¥)
Cost		¥ 227,504	¥ 204,748
Accumulated amortization		(119,083)	(138,589)
Impairment loss		(48,949)	(48,949)
Net carrying values	$ 2,645	59,472	17,210
Trade Names [Member]
Cost		8,898	8,898
Accumulated amortization		(5,750)	(6,688)
Impairment loss
Net carrying values		3,148	2,210
Customer Relationships [Member]
Cost		60,696	48,306
Accumulated amortization		(53,324)	(45,353)
Impairment loss		(2,953)	(2,953)
Net carrying values		4,419
Noncompete Agreements [Member]
Cost		52,195	50,925
Accumulated amortization		(22,539)	(21,410)
Impairment loss		(29,515)	(29,515)
Net carrying values		141
Agency Agreement and License [Member]
Cost		19,924	14,535
Accumulated amortization		(16,790)	(14,458)
Impairment loss		(77)	(77)
Net carrying values		3,057
Computer Software, Intangible Asset [Member]
Cost		65,680	65,680
Accumulated amortization		(20,680)	(50,680)
Impairment loss
Net carrying values		¥ 45,000	15,000
Minimum [Member] | Trade Names [Member]
Useful life (Year)	9 years 146 days	9 years 146 days
Minimum [Member] | Customer Relationships [Member]
Useful life (Year)	4 years 219 days	4 years 219 days
Minimum [Member] | Noncompete Agreements [Member]
Useful life (Year)	3 years	3 years
Minimum [Member] | Agency Agreement and License [Member]
Useful life (Year)	4 years 219 days	4 years 219 days
Minimum [Member] | Computer Software, Intangible Asset [Member]
Useful life (Year)	2 years	2 years
Maximum [Member] | Trade Names [Member]
Useful life (Year)	10 years	10 years
Maximum [Member] | Customer Relationships [Member]
Useful life (Year)	9 years 292 days	9 years 292 days
Maximum [Member] | Noncompete Agreements [Member]
Useful life (Year)	6 years 91 days	6 years 91 days
Maximum [Member] | Agency Agreement and License [Member]
Useful life (Year)	9 years 292 days	9 years 292 days
Maximum [Member] | Computer Software, Intangible Asset [Member]
Useful life (Year)	10 years	10 years
Brand Names [Member]
Cost		¥ 20,111	16,404
Accumulated amortization
Impairment loss		(16,404)	(16,404)
Net carrying values		¥ 3,707
Brand Names [Member] | Minimum [Member]
Useful life (Year)
Brand Names [Member] | Maximum [Member]
Useful life (Year)